Leases (The Group as a lessor) (Maturity analysis of operating lease payments) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of leases [line items]
Rental income recognised by the Group	¥ 148,000	¥ 86,000
Undiscounted lease payments receivable by the Group	112,362	22,080
Within 1 year [member]
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	108,066	11,652
After 1 year but within 2 years
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	2,378	3,701
Between 2 to 3 years [member]
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	781	2,161
More than 3 years but no more than 4 years [member]
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	546	1,021
More than 4 years but no more than 5 years [member]
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	193	525
After 5 years [member]
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	¥ 398	¥ 3,020